FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

7. FAIR VALUE MEASUREMENTS

        Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

          Level 1—observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities;

          Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

          Level 3—inputs for the asset or liability that are not based on observable market data (unobservable inputs).

        The fair value of financial assets and liabilities as of December 31, 2012 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total
	RUR	RUR	RUR	RUR
Assets
Cash equivalents:
Bank deposits(1)	—	5,530	—	5,530
Investments in money market funds	969	—	—	969
Term deposits, current	—	4,629	—	4,629
Term deposits, non-current	—	10,330	—	10,330
Marketable securities, current(2)	76	—	—	76
Marketable securities, non-current(2)	39	—	—	39
Restricted cash	214	—	—	214
Loans to employees	—	199	—	199
Derivative contracts (Notes 4, 6)(2)	—	—	8	8
Capital protected index-linked note—host contract (Note 5)	—	2,366	—	2,366
Capital protected index-linked note—derivative(2) (Note 5)	—	12	—	12

	1,298	23,066	8	24,372

Liabilities
Derivative contracts(2)	—	50	—	50
(1)
Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

(2)
Amounts are measured at fair value on a recurring basis.

        The fair value of financial assets and liabilities as of December 31, 2013 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total	Total
	RUR	RUR	RUR	RUR	$
Assets
Cash equivalents:
Bank deposits(1)	—	16,730	—	16,730	511.2
Investments in money market funds	14,371	—	—	14,371	439.1
Term deposits, non-current	—	15,180	—	15,180	463.8
Marketable securities, current(2)	87	—	—	87	2.7
Restricted cash	104	—	—	104	3.2
Loans to employees	—	447	—	447	13.7
Loans granted	—	278	—	278	8.4
Derivative contracts (Notes 4, 6)(2)	—	—	22	22	0.6

	14,562	32,635	22	47,219	1,442.7

Liabilities
Derivative contracts(2)	—	9	—	9	0.3

	—	9	—	9	0.3

(1)
Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

(2)
Amounts are measured at fair value on a recurring basis.

        The fair values of the Company's Level 1 financial assets are based on quoted market prices of identical underlying securities. The fair values of the Company's Level 2 financial assets and liabilities are based on quoted prices and market observable data of similar instruments.

        There were no transfers of financial assets and liabilities between the levels of the fair value hierarchy during the years ended December 31, 2011, 2012 and 2013.

        The total gains attributable to bank deposits and investments in money market funds amounted to RUR 204, RUR 910 and RUR 1,651 ($50.4) in 2011, 2012 and 2013, respectively. Such amounts are included in interest income in the consolidated statements of income.

        The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the years ended December 31, 2011, 2012 and 2013. The Company measures at fair value nonfinancial assets and liabilities recognized as a result of business combinations.

        The Company measures the fair value of investments in debt instruments carried at amortized cost and convertible debt for disclosure purposes. The fair values of investments in debt instruments and convertible debt are considered to be Level 2 as the Company has access to the respective quoted prices, but does not have visibility to the volume and frequency of trading for these securities. The carrying amounts and fair values of debt securities and convertible debt as of December 31, 2012 and 2013 were as follows:

	2012
			2013
	Carrying amount
		Fair value	Carrying amount		Fair value
	RUR	RUR	RUR	$	RUR	$
Credit-linked notes	2,430	2,404	—	—	—	—
Convertible debt	—	—	(16,429)	(502.0)	(21,647)	(661.4)

Total	2,430	2,404	(16,429)	(502.0)	(21,647)	(661.4)

        The Company did not estimate the fair value of non-marketable equity investments carried at cost because it did not identify events or changes in circumstances that might have had a significant adverse effect on the fair value of these investments. Furthermore, the Company believes it is not practicable to estimate the fair value of these equity investments since quoted market prices are not available and the cost of obtaining independent valuations appears excessive considering the materiality of the investments to the Company.